Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Costs
	December 31, 2025	December 31, 2024	December 31, 2023
	USD	USD	USD
Interest on debts	282,337	210,918	144,703
Interest on lease liabilities	13,815	7,712	4,923
Total finance costs	296,152	218,630	149,626